UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-23166

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

(Address of principal executive offices)                   (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 832-1440

Date of fiscal year end:   June 30

Date of reporting period:  July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report

BLACKROCK CREDIT ALLOCATION INCOME TRUST
Security	092508100				Meeting Type	Contested-Annual
Ticker Symbol	BTZ				Meeting Date	08-Jul-2019
ISIN	US0925081004				Agenda	935047818 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
1	Richard E. Cavanagh
2	Cynthia L. Egan
3	Robert Fairbairn
4	Henry Gabbay
2.	If properly presented at the meeting, a shareholder proposal to declassify the Board of Trustees, so that all Trustees are elected on an annual basis.			Shareholder

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	365,675	0
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	365,675	0
BLACKROCK CREDIT ALLOCATION INCOME TRUST
Security	092508100				Meeting Type	Contested-Annual
Ticker Symbol	BTZ				Meeting Date	08-Jul-2019
ISIN	US0925081004				Agenda	935050788 - Opposition

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split
1	Stephen J. Flanagan				Split
2	Frederic Gabriel				Split
3	Thomas H. McGlade				Split
4	Jassen Trenkow				Split
2.	For the Board to consider declassifying the Board so that all directors are elected on an annual basis starting at the next annual meeting of shareholders.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	365,675	0
VOYA PRIME RATE TRUST
Security	92913A100				Meeting Type	Annual
Ticker Symbol	PPR				Meeting Date	09-Jul-2019
ISIN	US92913A1007				Agenda	935033415 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Colleen D. Baldwin				Split	Split
2	John V. Boyer				Split	Split
3	Patricia W. Chadwick				Split	Split
4	Martin J. Gavin				Split	Split
5	Russell H. Jones				Split	Split
6	Joseph E. Obermeyer				Split	Split
7	Sheryl K. Pressler				Split	Split
8	Dina Santoro				Split	Split
9	Christopher P. Sullivan				Split	Split
10	Roger B. Vincent				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	83,448	0	08-Jul-2019	10-Jul-2019
BLACKROCK FLOATING RATE INCOME TRUST
Security	091941104				Meeting Type	Annual
Ticker Symbol	BGT				Meeting Date	29-Jul-2019
ISIN	US0919411043				Agenda	935052592 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Richard E. Cavanagh				Split	Split
2	Cynthia L. Egan				Split	Split
3	Robert Fairbairn				Split	Split
4	Henry Gabbay				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	65,805	0	26-Jul-2019	26-Jul-2019
BLACKROCK CORPORATE HIGH YIELD FD VI INC
Security	09255P107				Meeting Type	Annual
Ticker Symbol	HYT				Meeting Date	29-Jul-2019
ISIN	US09255P1075				Agenda	935052605 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Richard E. Cavanagh				Split	Split
2	Frank J. Fabozzi				Split	Split
3	Robert Fairbairn				Split	Split
4	Henry Gabbay				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	186,752	0	26-Jul-2019	26-Jul-2019
WELLS FARGO ADVANTAGE INCOME OPP FUND
Security	94987B105				Meeting Type	Annual
Ticker Symbol	EAD				Meeting Date	12-Aug-2019
ISIN	US94987B1052				Agenda	935058607 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Timothy J. Penny				Split	Split
2	James G. Polisson				Split	Split
3	Pamela Wheelock				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	190,814	0	09-Aug-2019	09-Aug-2019
INVESCO
Security	46131H107				Meeting Type	Annual
Ticker Symbol	VVR				Meeting Date	23-Aug-2019
ISIN	US46131H1077				Agenda	935062151 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a	DIRECTOR			Management	Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Raymond Stickel, Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	457,841	0	08-Aug-2019	08-Aug-2019
FIRST TRUST/FOUR CORNERS SR FLOATING
Security	33733U108				Meeting Type	Annual
Ticker Symbol	FCT				Meeting Date	09-Sep-2019
ISIN	US33733U1088				Agenda	935068937 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class III Trustee: James A. Bowen			Management	Split	Split
1.2	Election of Class III Trustee: Robert F. Keith			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	58,001	0	06-Sep-2019	06-Sep-2019
FRANKLIN TEMPLETON LTD DURATION INC TR
Security	35472T101				Meeting Type	Annual
Ticker Symbol	FTF				Meeting Date	03-Oct-2019
ISIN	US35472T1016				Agenda	935074548 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Harris J. Ashton				Split	Split
2	Edith E. Holiday				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	311,898	0	02-Oct-2019	02-Oct-2019
WESTERN ASSET GBL HIGH INC FD INC.
Security	95766B109				Meeting Type	Contested-Annual
Ticker Symbol	EHI				Meeting Date	25-Oct-2019
ISIN	US95766B1098				Agenda	935078940 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split
1	Robert D. Agdern				Split
2	Eileen A. Kamerick				Split
2.	A non-binding proposal put forth by Saba Capital Management, L.P., if properly presented before the Meeting, requesting that the Board of Directors take all necessary steps in its power to declassify the Board of Directors.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	378,786	0	09-Oct-2019	09-Oct-2019
WESTERN ASSET GBL HIGH INC FD INC.
Security	95766B109				Meeting Type	Contested-Annual
Ticker Symbol	EHI				Meeting Date	25-Oct-2019
ISIN	US95766B1098				Agenda	935078952 - Opposition

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split
1	David Basile				Split
2	Frederic Gabriel				Split
2.	For the board to consider declassifying the board so that all directors are elected on an annual basis starting at the next annual meeting of stockholders.			Management	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	378,786	0
EATON VANCE LIMITED DURATION INCOME FD
Security	27828H105				Meeting Type	Annual
Ticker Symbol	EVV				Meeting Date	16-Jan-2020
ISIN	US27828H1059				Agenda	935112211 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	DIRECTOR			Management	Split	Split
1	Thomas E. Faust Jr.				Split	Split
2	Mark R. Fetting				Split	Split
3	Keith Quinton				Split	Split
2.	A non-binding shareholder proposal that the Board take the necessary steps to declassify the Board of Trustees of the Fund so that all Trustees are elected on an annual basis.			Shareholder	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-1638	RIVERNORTH/D OUBLELINE STRATEGIC OPP	19-1638	U.S. BANK	273,994	0	15-Jan-2020	15-Jan-2020
PGIM INVESTMENTS
Security	69346J106				Meeting Type	Annual
Ticker Symbol	GHY				Meeting Date	09-Mar-2020
ISIN	US69346J1060				Agenda	935122628 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Kevin J. Bannon				Split	Split
2	Keith F. Hartstein				Split	Split
3	Grace C. Torres				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	190,920	0	06-Mar-2020	06-Mar-2020
FIRST TRUST ADVISORS
Security	33738E109				Meeting Type	Annual
Ticker Symbol	FSD				Meeting Date	09-Mar-2020
ISIN	US33738E1091				Agenda	935122894 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1	DIRECTOR			Management	Split	Split
1	Robert F. Keith				Split	Split
2	If properly presented at the Meeting, a shareholder proposal to terminate all investment advisory and management agreements pertaining to the Fund.			Shareholder	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	63,684	0	06-Mar-2020	06-Mar-2020
WESTERN ASSET HIGH INC OPP FD INC.
Security	95766K109				Meeting Type	Annual
Ticker Symbol	HIO				Meeting Date	20-Mar-2020
ISIN	US95766K1097				Agenda	935128620 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class I Director: Robert D. Agdern			Management	Split	Split
1.2	Election of Class I Director: Carol L. Colman, CFA			Management	Split	Split
1.3	Election of Class I Director: Daniel P. Cronin			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP ("PwC") as independent registered public accountants of the Fund for the fiscal year ended September 30, 2020.			Management	Split	Split
3.	A non-binding proposal put forth by Saba Capital Management, L.P. regarding a self-tender offer, if properly presented before the Meeting.			Shareholder	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	1,152,337	0	19-Mar-2020	19-Mar-2020
BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD
Security	10537L104				Meeting Type	Contested-Annual
Ticker Symbol	BWG				Meeting Date	20-Mar-2020
ISIN	US10537L1044				Agenda	935128632 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class II Director: Nisha Kumar			Management	Split
1.2	Election of Class II Director: Jane E. Trust, CFA			Management	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP ("PwC") as independent registered public accountants of the Fund for the fiscal year ended October 31, 2020.			Management	Split
3.	A non-binding proposal put forth by an affiliate of Bulldog Investors, LLC requesting that the Board consider a self- tender offer for all outstanding shares of the Fund at or close to net asset value, if properly presented before the Meeting.			Shareholder	Split
4.	A non-binding proposal put forth by an affiliate of Bulldog Investors, LLC requesting that the Board amend the Fund's bylaws to provide a majority of votes cast voting standard for contested director elections, if properly presented before the Meeting.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	296,982	0
BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD
Security	10537L104				Meeting Type	Contested-Annual
Ticker Symbol	BWG				Meeting Date	20-Mar-2020
ISIN	US10537L1044				Agenda	935128632 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class II Director: Nisha Kumar			Management	Split
1.2	Election of Class II Director: Jane E. Trust, CFA			Management	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP ("PwC") as independent registered public accountants of the Fund for the fiscal year ended October 31, 2020.			Management	Split
3.	A non-binding proposal put forth by an affiliate of Bulldog Investors, LLC requesting that the Board consider a self- tender offer for all outstanding shares of the Fund at or close to net asset value, if properly presented before the Meeting.			Shareholder	Split
4.	A non-binding proposal put forth by an affiliate of Bulldog Investors, LLC requesting that the Board amend the Fund's bylaws to provide a majority of votes cast voting standard for contested director elections, if properly presented before the Meeting.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	296,982	0	11-Mar-2020	11-Mar-2020
BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD
Security	10537L104				Meeting Type	Contested-Annual
Ticker Symbol	BWG				Meeting Date	20-Mar-2020
ISIN	US10537L1044				Agenda	935129937 - Opposition

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Director: Rajeev Das			Management	Split
1.2	Election of Director: Andrew Dakos			Management	Split
2.	Ratification of PricewaterhouseCoopers LLP ("PwC")as the Fund's independent registered public accountants.			Management	Split
3.	To conduct a self-tender offer at or close to NAV.			Management	Split
4.	The Board should amend the bylaws to provide that in a contested election, a majority of the votes cast in the election of Directors shall be required to elect a Director.			Management	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	296,982	0
WESTERN ASSET EMERGING MKTS DEBT FD INC.
Security	95766A101				Meeting Type	Annual
Ticker Symbol	EMD				Meeting Date	17-Apr-2020
ISIN	US95766A1016				Agenda	935142694 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class III Director to serve until the 2023 Annual Meeting of Stockholders: Robert D. Agdern			Management	Split	Split
1.2	Election of Class III Director to serve until the 2023 Annual Meeting of Stockholders: Eileen A. Kamerick			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2020.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	159,665	0	16-Apr-2020	16-Apr-2020
NUVEEN PREFERED & CONVERTIBLE INCOME 2
Security	67073D102				Meeting Type	Annual
Ticker Symbol	JQC				Meeting Date	22-Apr-2020
ISIN	US67073D1028				Agenda	935139382 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1B.	DIRECTOR			Management	Split	Split
1	John K. Nelson				Split	Split
2	Terence J. Toth				Split	Split
3	Robert L. Young				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	452,364	0	21-Apr-2020	21-Apr-2020
ARES DYNAMIC
Security	04014F102				Meeting Type	Annual
Ticker Symbol	ARDC				Meeting Date	21-May-2020
ISIN	US04014F1021				Agenda	935169880 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	The election of one Class I Director, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in 2023 and until his successor is duly elected and qualifies: Bruce H. Spector			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	79,732	0	20-May-2020	20-May-2020
HIGHLAND FUNDS
Security	43010E404				Meeting Type	Annual
Ticker Symbol	HFRO				Meeting Date	12-Jun-2020
ISIN	US43010E4044				Agenda	935209177 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Dr. Bob Froehlich				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	321,314	0	11-Jun-2020	11-Jun-2020
ARES CAPITAL CORPORATION
Security	04010L103				Meeting Type	Annual
Ticker Symbol	ARCC				Meeting Date	22-Jun-2020
ISIN	US04010L1035				Agenda	935167999 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	Election of Director: Michael J Arougheti			Management	Split	Split
1B.	Election of Director: Ann Torre Bates			Management	Split	Split
1C.	Election of Director: Steven B McKeever			Management	Split	Split
2.	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	50,495	0	19-Jun-2020	19-Jun-2020
MORGAN STANLEY EMERGING MKTS
Security	617477104				Meeting Type	Annual
Ticker Symbol	EDD				Meeting Date	25-Jun-2020
ISIN	US6174771047				Agenda	935219522 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Kathleen A. Dennis				Split	Split
2	Joseph J. Kearns				Split	Split
3	Michael E. Nugent				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	176,211	0	24-Jun-2020	24-Jun-2020
PIMCO FUNDS
Security	69346N107				Meeting Type	Annual
Ticker Symbol	NRGX				Meeting Date	29-Jun-2020
ISIN	US69346N1072				Agenda	935224802 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Sarah E. Cogan				Split	Split
2	Joseph B. Kittredge, Jr				Split	Split
3	John C. Maney				Split	Split
4	William B. Ogden, IV				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	253,693	0	26-Jun-2020	26-Jun-2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

/s/ Patrick W. Galley

By:	Patrick W. Galley
Title:	President and Chairman of the Board

Date:	August 27, 2020